Document and Entity Information	Mar. 31, 2022
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2022
Entity Registrant Name	BRUNSWICK CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-01043
Entity Tax Identification Number	36-0848180
Entity Address, Address Line One	26125 N. Riverwoods Blvd., Suite 500
Entity Address, City or Town	Mettawa
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60045-3420
City Area Code	847
Local Phone Number	735-4700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000014930
New York Stock Exchange [Member] | Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common stock, par value $0.75 per share
Trading Symbol	BC
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 6.500% Senior Notes due 2048 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	6.500% Senior Notes due 2048
Trading Symbol	BC-A
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 6.625% Senior Notes due 2049 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	6.625% Senior Notes due 2049
Trading Symbol	BC-B
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 6.375% Senior Notes due 2049 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	6.375% Senior Notes due 2049
Trading Symbol	BC-C
Security Exchange Name	NYSE
Chicago Stock Exchange, Inc. [Member] | Common Stock [Member]
Entity Listings [Line Items]
Security Exchange Name	CHX